20 Financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loan to Non-controlling Shareholder of Braskem Idesa [Member | Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	R$ 2,395,887	R$ 2,183,830
Fair value financial liabilities	2,395,887	2,183,830
Debentures [Member] | Level 2 [Member] | Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	274,567	294,509
Fair value financial liabilities	293,282	239,976
Braskem Idesa Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	10,326,084	10,594,117
Fair value financial liabilities	10,009,312	9,367,878
Braskem Idesa Borrowings [Member] | Project Finance [Member] | Level 2 [Member] | Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	6,685,703	10,594,117
Fair value financial liabilities	6,116,434	9,367,878
Braskem Idesa Borrowings [Member] | Bond [Member] | Level 1 [Member] | Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	3,640,381
Fair value financial liabilities	3,892,878
Borrowings [Member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	29,518,199	25,245,110
Fair value financial liabilities	30,084,745	24,904,035
Borrowings [Member] | Local Currency [Member] | Level 2 [Member] | Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	1,367,538	736,388
Fair value financial liabilities	1,075,803	598,926
Borrowings [Member] | Foreign Currency - Other Borrowings [Member] | Level 2 [Member] | Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	3,567,336	2,578,147
Fair value financial liabilities	3,218,410	2,277,069
Borrowings [Member] | Foreign Currency - Bond [Member] | Level 1 [Member] | Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	24,583,325	21,930,575
Fair value financial liabilities	25,790,532	22,028,040
Leniency Agreement [Member] | Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	1,742,268	1,842,518
Fair value financial liabilities	1,742,268	1,842,518
Trade Payables [Member] | Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	9,120,826	8,378,504
Fair value financial liabilities	9,120,826	8,378,504
Provision - Geological Event in Alagoas [Member] | Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	3,383,067
Fair value financial liabilities	3,383,067
Other Financial Liabilities [Member] | Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Book value financial liabilities	516,933
Fair value financial liabilities	516,933
Cash and Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	6,803,880	5,547,637
Fair value financial assets	6,803,880	5,547,637
Cash and Cash Equivalents [Member] | Financial Investments In Brazil [Member] | Level 2 [Member] | Fair Value Through Profit or Loss [Member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	1,963,185	1,754,561
Fair value financial assets	1,963,185	1,754,561
Cash and Cash Equivalents [Member] | Cash and Banks [Member] | Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	2,303,231	2,228,964
Fair value financial assets	2,303,231	2,228,964
Cash and Cash Equivalents [Member] | Financial Investments Abroad [Member] | Level 2 [Member] | Fair Value Through Profit or Loss [Member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	2,537,464	1,564,112
Fair value financial assets	2,537,464	1,564,112
Financial Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	1,697,212	2,367,611
Fair value financial assets	1,697,212	2,367,611
Financial Investments [Member] | Letras Financeiras do Tesouro - LFT [Member] | Level 2 [Member] | Fair Value Through Profit or Loss [Member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	1,588,426	2,247,272
Fair value financial assets	1,588,426	2,247,272
Financial Investments [Member] | Time Deposit Investments [Member] | Level 2 [Member] | Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	38,759	49,630
Fair value financial assets	38,759	49,630
Financial Investments [Member] | Other [Member] | Level 2 [Member] | Fair Value Through Profit or Loss [Member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	70,027	70,709
Fair value financial assets	70,027	70,709
Trade Accounts Receivables [Member] | Amortized Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	2,246,248	3,045,463
Fair value financial assets	2,246,248	3,045,463
Trade Accounts Receivables [Member] | Level 2 [Member] | Fair Value Through Profit or Loss [Member]
Disclosure of detailed information about financial instruments [line items]
Book value financial assets	60,403	47,540
Fair value financial assets	R$ 60,403	R$ 47,540